QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
 Investment Company Act file number

 WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

John H. Lively

Practus TM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

 Date of reporting period: 09/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 86.63%

DIVERSIFIED/OTHER - 26.42%
Equinix, Inc.	4,600	$2,653,280
The Howard Hughes Corp.*	24,300	3,149,280
iStar Inc.	218,700	2,854,035
Kennedy-Wilson Holdings, Inc.	134,200	2,941,664
Spirit Realty Capital, Inc.	60,300	2,885,958
VEREIT, Inc.	262,400	2,566,272
		17,050,489
HEALTHCARE - 3.89%
HCP, Inc.	70,500	2,511,915

HOTEL - 7.69%
Hersha Hospitality Trust - Class A	180,300	2,682,864
MGM Resorts International	82,300	2,281,356
		4,964,220

MULTI-FAMILY - 12.49%
American Homes 4 Rent - Class A	97,300	2,519,097
CatchMark Timber Trust, Inc. - Class A	215,700	2,301,519
Century Communities, Inc.*	21,500	658,545
Forestar Group Inc.*	71,416	1,305,484
William Lyon Homes - Class A*	62,500	1,272,500
		8,057,145

OFFICE/INDUSTRIAL - 22.85%
Brandywine Realty Trust	246,100	3,728,415
Cousins Property Inc.	96,100	3,612,399
Empire State Realty Trust, Inc. - Class A	174,200	2,485,834
Liberty Property Trust	48,100	2,468,973
Mack-Cali Realty Corp.	53,704	1,163,229
STAG Industrial, Inc.	43,500	1,282,380
		14,741,230

RETAIL - 10.12%
Brixmor Property Group Inc.	171,000	3,469,590
Simon Property Group, Inc.	4,200	653,730
Weingarten Realty Investors	82,600	2,406,138
		6,529,458

SELF STORAGE - 3.17%
Jernigan Capital, Inc.	106,200	2,044,350

TOTAL COMMON STOCKS - 86.63%		55,898,807

PREFERRED STOCKS - 5.88%

DIVERSIFIED/OTHER - 1.49%
iStar Inc., Series I, 7.500%	37,200	959,016

HOTEL - 1.78%
RLJ Lodging Trust, Series A, 1.950%	42,600	1,147,218

MORTGAGE REIT - 2.61%
Colony Capital, Inc., Series H, 7.125%	73,500	1,687,560

TOTAL PREFERRED STOCKS - 5.88%		3,793,794

EXCHANGE TRADED FUNDS - 2.00%
Vanguard Real Estate ETF	13,800	1,286,850

TOTAL EXCHANGE TRADED FUNDS - 2.00%		1,286,850

TOTAL LONG POSITIONS - 94.51%		60,979,451

MONEY MARKET FUNDS - 4.88%
Money Market Fiduciary 0.0685%**	3,148,421	3,148,421

NET INVESTMENTS IN SECURITIES - 99.39%		64,127,872
Other assets, net of liabilities - 0.61%		395,512
NET ASSETS - 100%		$64,523,384

* Non-income producing

** Effective 7 day yield as of September 30, 2019

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$55,898,807	$—	$—	$55,898,807
Preferred Stocks	3,793,794	—	—	3,793,794
Exchange Traded Funds	1,286,850	—	—	1,286,850
Money Market Funds	3,148,421	—	—	3,148,421
Net Investments in Securities	$64,127,872	$—	$—	$64,127,872

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2019.

At September 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $52,244,562 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,664,450
Gross unrealized depreciation	(781,140)
Net unrealized appreciation	$11,883,310

REMS REAL ESTATE INCOME 50/50 FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 44.62%

DIVERSIFIED/OTHER - 13.77%
Gaming and Leisure Properties, Inc.	34,300	$1,311,632
Kennedy-Wilson Holdings, Inc.	55,800	1,223,136
Spirit Realty Capital, Inc.	26,600	1,273,076
VEREIT, Inc.	190,500	1,863,090
		5,670,934
HEALTHCARE - 3.61%
HCP, Inc.	41,700	1,485,771

HOTEL - 3.97%
Hersha Hospitality Trust - Class A	109,800	1,633,824

MULTI-FAMILY - 3.58%
CatchMark Timber Trust, Inc. - Class A	138,200	1,474,594

OFFICE/INDUSTRIAL - 11.74%
Brandywine Realty Trust	112,600	1,705,890
City Office REIT, Inc.	62,500	899,375
Liberty Property Trust	11,500	590,295
STAG Industrial, Inc.	55,600	1,639,088
		4,834,648

RETAIL - 7.95%
Brixmor Property Group Inc.	82,100	1,665,809
Weingarten Realty Investors	55,200	1,607,976
		3,273,785

TOTAL COMMON STOCKS - 44.62%		18,373,556

PREFERRED STOCKS - 53.31%

CONVERTIBLE PREFERRED - 2.91%
RPT Realty, Series D, 7.250%	21,800	1,198,564

DIVERSIFIED/OTHER - 16.41%
Armada Hoffler Properties, Inc., Series A, 6.750%	3,000	80,850
Colony Capital, Inc., Series G, 7.500%	42,700	1,006,866
Digital Realty Trust, Inc., Series C, 6.625%	6,742	179,540
Digital Realty Trust, Inc., Series G, 5.875%	25,200	634,536
Global Net Lease, Inc., Series A, 7.250%	23,300	596,480
iStar Inc., Series D, 8.000%	14,400	376,416
iStar Inc., Series I, 7.500%	31,500	812,070
National Storage Affiliates Trust, Series A, 6.000%	34,100	906,719
Spirit Realty Capital Inc., Series A, 6.000%	23,300	609,761
VEREIT, Inc., Series F, 6.700%	31,732	804,406
Vornado Realty Trust, Series L, 5.400%	30,000	750,300
		6,757,944
HOTEL - 8.81%
Hersha Hospitality Trust, Series C, 6.875%	21,000	534,240
Hersha Hospitality Trust, Series D, 6.500%	15,400	381,150
Pebblebrook Hotel Trust, Series E, 6.375%	32,900	827,435
RLJ Lodging Trust, Series A, 1.950%	28,300	762,119
Summit Hotel Properties, Series E, 6.250%	24,000	642,240
Sunstone Hotel Investors, Series F, 6.450%	18,800	481,844
		3,629,028
INDUSTRIAL - 6.60%
Monmouth Real Estate Investment Corp., Series C, 6.125%	32,300	809,115
PS Business Parks, Inc., Series U, 5.750%	33,700	865,416
PS Business Parks, Inc., Series Y, 5.200%	8,400	219,576
Rexford Industrial Realty, Series A, 5.875%	21,700	557,690
Rexford Industrial Realty, Series B, 5.875%	10,300	263,680
		2,715,477
MORTGAGE REIT - 1.92%
Annaly Capital Management, Inc., Series D, 7.500%	14,800	378,140
Annaly Capital Management, Inc., Series I, 6.750%	15,900	410,697
		788,837
MULTI-FAMILY - 4.35%
American Homes 4 Rent, Series D, 6.500%	20,800	563,680
Investors Real Estate Trust, Series C, 6.625%	18,928	494,399
UMH Properties, Inc., Series B, 8.000%	18,000	468,000
UMH Properties, Inc., Series C, 6.750%	10,200	266,526
		1,792,605

REMS REAL ESTATE INCOME 50/50 FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

	Shares	Fair Value
OFFICE - 4.63%
Boston Properties, Inc., Series B, 5.250%	15,200	$381,824
City Office REIT, Inc., Series A, 6.625%	25,200	664,524
SL Green Realty Corp., Series I, 6.500%	33,000	857,670
		1,904,018
RETAIL - 7.68%
Brookfield Property REIT Inc., Series A, 6.375%	14,900	373,394
Saul Centers, Inc., Series C, 6.875%	20,400	511,224
Saul Centers, Inc., Series E, 6.000%	24,400	630,008
SITE Centers Corp., Series J, 6.500%	10,200	257,550
SITE Centers Corp., Series K, 6.250%	16,600	434,422
Taubman Centers, Inc., Series K, 6.250%	21,300	550,179
Urstadt Biddle Properties, Inc., Series K, 5.875%*	16,200	405,000
		3,161,777

TOTAL PREFERRED STOCKS - 53.31%		21,948,250

TOTAL LONG POSITIONS - 97.93%		40,321,806

MONEY MARKET FUNDS - 2.54%
Money Market Fiduciary 0.0685%**	1,044,506	1,044,506

NET INVESTMENTS IN SECURITIES - 100.47%		41,366,312
Liabilities in excess of other assets - (0.47)%		(192,273)
NET ASSETS - 100%		$41,174,039

*Non-income producing

** Effective 7 day yield as of September 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$18,373,556	$—	$—	$18,373,556
Preferred Stocks	21,948,250	—	—	21,948,250
Money Market Funds	1,044,506	—	—	1,044,506
Net Investments in Securities	$41,366,312	$—	$—	$41,366,312

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2019.

At September 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,918,615 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,779,609
Gross unrealized depreciation	(331,912)
Net unrealized appreciation	$4,447,697

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Security Description	Shares	Fair Value

COMMON STOCKS - 89.95%

DIVERSIFIED - 42.41%
Capital & Counties Properties PLC	1,425,900	$4,123,591
CapitaLand Ltd.	1,425,000	3,639,307
Hulic Co., Ltd.	353,600	3,613,669
InterXion Holding N.V.*	50,657	4,126,519
Merlin Properties SOCIMI, S.A.	287,300	4,011,240
MTR Corporation Ltd.	438,000	2,458,885
Shurgard Self Storage SA	87,700	2,795,885
Swire Pacific Ltd.	365,000	533,690
Swire Properties Ltd.	945,200	2,966,676
The Wharf (Holdings) Ltd.	1,112,300	2,426,774
Wheelock & Co. Ltd.	609,000	3,469,366
		34,165,602
MULTI-FAMILY/HOUSING - 19.98%
Aedas Homes S.A.U.*	157,100	3,604,311
Boardwalk Real Estate Investment Trust	109,000	3,653,627
Glenveagh Properties PLC*	3,719,500	2,981,681
Grainger PLC	868,400	2,626,662
Irish Residential Properties REIT PLC	1,724,979	3,229,988
		16,096,269
OFFICE/INDUSTRIAL - 24.78%
BR Properties S.A.*	1,023,400	2,903,944
CA Immobilien Anlagen AG	67,200	2,384,043
Corporacion Inmobiliaria Vesta SAB	2,334,900	3,586,238
Derwent London PLC	69,069	2,861,952
Hibernia REIT PLC	1,506,000	2,412,883
National Storage REIT	2,982,430	3,613,298
VIB Vermoegen AG	72,400	2,201,591
		19,963,949
RETAIL - 2.78%
Shopping Centres Australasia Property Group	1,273,200	2,242,881

TOTAL COMMON STOCKS - 89.95%		72,468,701

MONEY MARKET FUNDS - 9.64%
Money Market Fiduciary 0.0685%**	7,771,254	7,771,254

NET INVESTMENTS IN SECURITIES - 99.59%		80,239,955
Other assets, net of liabilities - 0.41%		326,787
NET ASSETS - 100.00%		$80,566,742

* Non-income producing

** Effective 7 day yield as of September 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$72,468,701	$—	$—	$72,468,701
Money Market Funds	7,771,254	—	—	7,771,254
Net Investments in Securities	$80,239,955	$—	$—	$80,239,955

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2019.

At September 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $81,071,585 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,431,637
Gross unrealized depreciation	(6,263,267)
Net unrealized depreciation	$(831,630)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: November 25, 2019

By: /s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: November 25, 2019